Other Compensation Costs - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Details) - USD ($) $ in Millions	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Target Value as of March 31, 2026	$ 11.1	$ 14.2	$ 16.4
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	0.00%	25.00%	50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	100.00%	75.00%	50.00%